CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($)	Common Stock	Preferred stock Series A Preferred stock	Preferred stock Series B Preferred stock	Additional Paid-in Capital	Accumulated comprehensive loss	Accumulated deficit	Total
Beginning balance at Dec. 31, 2019	$ 90	$ 10,722,511			$ 138,954	$ (5,834,051)	$ 5,027,504
Beginning balance (in shares) at Dec. 31, 2019	9,000,000	9,260,547
Net loss						(4,630,168)	(4,630,168)	[1]
Conversion of convertible notes		$ 2,000,000					2,000,000
Conversion of convertible notes (in shares)		816,326
Stock-based compensation expenses				$ (181,191)			(181,191)
Foreign currency translation adjustments					107,249		107,249	[1]
Ending balance at Dec. 31, 2020	$ 90	$ 12,722,511		181,191	246,203	(10,464,219)	2,685,776
Ending balance (in shares) at Dec. 31, 2020	9,000,000	10,076,873
Net loss						(14,472,494)	(14,472,494)	[1]
Issuance of warrant				345,880			345,880
Issuance of common stock upon settlement of restricted stock units				767,908			767,908
Issuance of common stock upon settlement of restricted stock units (in shares)	3,411,057
Conversion of convertible notes			$ 8,848,947				8,848,947
Conversion of convertible notes (in shares)			3,764,020
Stock-based compensation expenses				(83,843)			(83,843)
Issuance of series B preferred Stock			$ 29,710,000				29,710,000
Issuance of Class B ordinary shares to Sponsor (in shares)			8,221,262
Exercise of stock-based awards				17,005			17,005
Exercise of stock-based awards (in shares)	25,375
Foreign currency translation adjustments					(7,467,497)		(7,467,497)	[1]
Ending balance at Dec. 31, 2021	$ 90	$ 12,722,511	$ 38,558,947	1,395,827	(7,221,294)	(24,936,713)	20,519,368
Ending balance (in shares) at Dec. 31, 2021	12,436,432	10,076,873	11,985,282
Ending balance at Dec. 31, 2021	$ 90	$ 12,722,511	$ 38,558,947	1,395,827	(7,221,294)	(24,936,713)	20,519,368
Ending balance (in shares) at Dec. 31, 2021	12,436,432	10,076,873	11,985,282
Net loss						(6,633,074)	(6,633,074)
Stock-based compensation expenses				783,996			783,996
Exercise of stock-based awards	$ 250			1,376			1,376
Foreign currency translation adjustments					(336,705)		(336,705)
Ending balance at Jun. 30, 2022	$ 90	$ 12,722,511	$ 38,558,947	2,181,199	(7,557,999)	(31,569,787)	14,334,961
Ending balance (in shares) at Jun. 30, 2022	12,436,682	10,076,873	11,985,282
Beginning balance at Dec. 31, 2021	$ 90	$ 12,722,511	$ 38,558,947	1,395,827	(7,221,294)	(24,936,713)	20,519,368
Beginning balance (in shares) at Dec. 31, 2021	12,436,432	10,076,873	11,985,282
Net loss						(14,245,878)	(14,245,878)
Stock-based compensation expenses				(1,657,709)			(1,657,709)
Exercise of stock-based awards				5,174			5,174
Exercise of stock-based awards (in shares)	15,625
Foreign currency translation adjustments					(336,705)		(336,705)
Ending balance at Dec. 31, 2022	$ 90	$ 12,722,511	$ 38,558,947	3,058,710	(7,557,999)	(39,182,591)	7,599,668
Ending balance (in shares) at Dec. 31, 2022	12,452,057	10,076,873	11,985,282
Net loss						(12,000,418)	(12,000,418)
Stock-based compensation expenses				573,545			573,545
Exercise of stock-based awards	$ 70,000			8,125			8,125
Ending balance at Jun. 30, 2023	$ 90	$ 12,722,511	$ 38,558,947	$ 3,640,380	$ (7,557,999)	$ (51,183,009)	$ (3,819,080)
Ending balance (in shares) at Jun. 30, 2023	12,522,057	10,076,873	11,985,282

[1]	See restatement of financial statements in note 2.4 for further details.